BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jan. 11, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 665,528	$ 324,935	$ 0
Deferred offering costs associated with proposed public offering		89,889	0
Prepaid assets	1,350,592		0
Total current assets	2,016,120		0
Cash, cash equivalents and other investments held in Trust Account	345,023,449		0
Total assets	347,039,569	414,824	0
Current liabilities:
Accrued expenses, formation and offering costs	1,266,662	107,661	750
State franchise tax accrual	150,000	691	450
Notes and advances payable – related party	1,350,000	300,000	0
Total current liabilities	11,064,911		1,200
Deferred underwriting compensation	12,075,000		0
Total liabilities	23,139,911	408,352	1,200
Commitments and contingencies
Class A Common Stock Subject to Possible Redemption	345,000,000	0	0
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding	0	0	0
Additional paid-in-capital	0	24,137	0
Accumulated deficit	(21,101,205)	(18,528)	(1,200)
Total stockholders' equity (deficit)	(21,100,342)	6,472	(1,200)
Total liabilities and stockholders' equity (deficit)	347,039,569	414,824	0
Class A Common Stock
Stockholders' equity (deficit):
Common stock value	0	0	0
Class F Common Stock
Stockholders' equity (deficit):
Common stock value	863	$ 863	0
Public Warrants
Current liabilities:
Warrants derivative liability	4,916,250		0
Private Placement Warrants
Current liabilities:
Warrants derivative liability	$ 3,381,999		$ 0